STATEMENT OF INVESTMENTS
BNY Mellon Income Stock Fund

November 30, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 93.7%
Automobiles & Components - 1.1%
General Motors	101,591	[a]	5,879,071
Banks - 10.1%
Bank of America	237,803		10,575,099
JPMorgan Chase & Co.	132,196		20,996,691
U.S. Bancorp	381,358		21,104,352
			52,676,142
Capital Goods - 7.8%
Carrier Global	72,575		3,927,759
Eaton	37,932		6,147,260
Hubbell	38,963		7,625,059
L3Harris Technologies	63,240		13,222,219
Northrop Grumman	29,196		10,183,565
			41,105,862
Consumer Durables & Apparel - 1.0%
Newell Brands	236,463		5,076,861
Diversified Financials - 10.0%
Ameriprise Financial	36,410		10,544,336
CME Group	23,383		5,156,419
Morgan Stanley	167,366		15,869,644
State Street	67,777		6,030,120
The Charles Schwab	121,030		9,366,512
Voya Financial	83,349		5,179,307
			52,146,338
Energy - 8.9%
Devon Energy	314,584		13,231,403
Exxon Mobil	262,342		15,698,545
Hess	65,233		4,861,163
Marathon Petroleum	213,566		12,995,491
			46,786,602
Food, Beverage & Tobacco - 1.6%
PepsiCo	25,067		4,005,205
Philip Morris International	49,114		4,220,857
			8,226,062
Health Care Equipment & Services - 8.8%
CVS Health	178,762		15,920,544
Medtronic	137,160		14,634,972
UnitedHealth Group	34,894		15,500,613
			46,056,129

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 93.7% (continued)
Insurance - 6.8%
Assurant	95,515		14,527,832
Chubb	49,146		8,820,233
Principal Financial Group	57,157		3,919,827
Willis Towers Watson	36,357		8,210,865
			35,478,757
Materials - 4.5%
CF Industries Holdings	198,776		12,043,838
Freeport-McMoRan	206,649		7,662,545
Newmont	69,819		3,834,459
			23,540,842
Media & Entertainment - 1.5%
Comcast, Cl. A	162,739		8,133,695
Pharmaceuticals Biotechnology & Life Sciences - 8.2%
AbbVie	195,914		22,584,966
Eli Lilly & Co.	21,908		5,434,060
Merck & Co.	112,129		8,399,583
Organon & Co.	216,683		6,333,644
			42,752,253
Real Estate - 1.5%
Medical Properties Trust	363,634	[b]	7,741,768
Semiconductors & Semiconductor Equipment - 3.5%
Applied Materials	38,740		5,702,141
Qualcomm	71,629		12,933,332
			18,635,473
Technology Hardware & Equipment - 4.4%
Cisco Systems	326,605		17,911,018
Corning	140,009		5,192,934
			23,103,952
Telecommunication Services - 1.7%
Vodafone Group, ADR	601,393		8,828,449
Transportation - 1.2%
Norfolk Southern	24,269		6,437,838
Utilities - 11.1%
Clearway Energy, Cl. C	272,585		10,172,872
Exelon	410,596		21,650,727
NextEra Energy Partners	151,896		12,918,755
The AES	306,868		7,174,573
Vistra Energy	312,214		6,206,814
			58,123,741
Total Common Stocks (cost $373,662,167)			490,729,835

	Preferred Dividend Yield (%)
Preferred Stocks - 1.6%
Health Care Equipment & Services - 1.6%
Becton Dickinson & Co. (cost $8,682,535)	3.00	171,273		8,599,617
	1-Day Yield (%)
Investment Companies - 4.2%
Registered Investment Companies - 4.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $21,800,804)	0.06	21,800,804	[c]	21,800,804
Total Investments (cost $404,145,506)		99.5%		521,130,256
Cash and Receivables (Net)		.5%		2,429,186
Net Assets		100.0%		523,559,442

ADR—American Depository Receipt

a Non-income producing security.

b Investment in real estate investment trust within the United States.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Income Stock Fund

November 30, 2021 (Unaudited)

The following is a summary of the inputs used as of November 30, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Equity Securities - Common Stocks	490,729,835	-	-	490,729,835
Equity Securities - Preferred Stocks	8,599,617	-	-	8,599,617
Investment Companies	21,800,804	-	-	21,800,804

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2021, accumulated net unrealized appreciation on investments was $116,984,750, consisting of $122,785,431 gross unrealized appreciation and $5,800,681 gross unrealized depreciation.

At November 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.